Principal activities and organization (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 VIEs and their subsidiaries CNY	Dec. 31, 2013 VIEs and their subsidiaries CNY	Dec. 31, 2012 VIEs and their subsidiaries CNY	Dec. 31, 2014 Jingdong Century Minimum CNY	Dec. 31, 2014 Shanghai Shengdayuan	Dec. 31, 2014 Shanghai Shengdayuan Maximum CNY
VIEs and VIEs' subsidiaries
License fee								10
Percentage of service fee									105.00%
Service fee per quarter										20
Total assets	10,716,756	66,493,172	26,009,812		3,784,170	1,285,176
Total liabilities	4,673,164	28,995,105	16,769,984		4,180,518	1,642,412
Total net revenues	18,535,009	115,002,317	69,339,812	41,380,521	3,431,134	2,023,143	1,310,602
Net loss	(805,266)	(4,996,358)	(49,899)	(1,729,473)	(41,228)	(206,144)	(159,177)
Net cash provided by /(used in) operating activities	163,591	1,015,016	3,569,819	1,403,652	1,450,744	(144,315)	173,830
Net cash used in investing activities	(2,127,977)	(13,203,248)	(2,671,052)	(3,369,454)	(494,633)	(22,659)	(183,542)
Net cash provided by financing activities	2,964,257	18,392,028	2,795,184	2,853,631	438,891	262,270	240,490
Net increase in cash and cash equivalents	983,514	6,102,312	3,635,045	888,517	1,395,002	95,296	230,778
Cash and cash equivalents at beginning of year	1,742,633	10,812,339	7,177,294	6,288,777	333,378	238,082	7,304
Cash and cash equivalents at end of year	2,726,147	16,914,651	10,812,339	7,177,294	1,728,380	333,378	238,082
Asset in the Group's VIEs and VIEs' subsidiaries that can be used only to settle their obligations except for registered capitals					0
Common Stock, Value, Issued	58	358	199		44,000
Shareholders' deficit	$ (1,494,430)	(9,272,343)	(4,263,624)		396,348	357,236